EARNINGS (LOSS) PER SHARE ("EPS") (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator for EPS:
Net income from continuing operations	$ 5,849	$ 1,432	$ 5,231
Net loss from discontinued operations, net of tax			$ (2,429)
Denominator for EPS:
Weighted average number of shares outstanding - Basic	8,808,344	8,805,495	8,799,237
Dilutive shares	2,345	21,047	9,683
Weighted average number of shares outstanding - Diluted	8,810,689	8,826,542	8,808,920
EPS attributable to controlling interest: Basic and diluted
Net income from continuing operations	$ 0.66	$ 0.16	$ 0.60
Loss from discontinued operations			$ (0.28)
Anti-dilutive options excluded from calculation of diluted income (loss) per share	295,000	175,000	0